Acquisitions (Details) - USD ($) $ in Thousands			1 Months Ended
	Oct. 28, 2015	Dec. 10, 2014	Apr. 15, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Business Acquisition [Line Items]
Purchase price allocated to goodwill				$ 25,561	$ 25,561
Silicom Denmark [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash		$ 10,161
Contingent consideration		$ 4,683
Total obligation the company paid						$ 1,463
Percentage of contingent consideration paid in cash						90.00%
Percentage of contingent consideration paid in options to ordinary shares						10.00%
Aggregate options granted			22,795
ADI Engineering, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	$ 10,000
Contingent consideration	7,802
Total purchase price	17,802
Purchase price allocated to tangible assets	222
Purchase price allocated to intangibles assets	4,261
Purchase price allocated to goodwill	$ 13,319